Equity - Summary Of Changes In The accumulated Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	₩ (572,160)	₩ (500,655)	₩ (572,210)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	164,833	(22,430)	(10,406)
Reclassification adjustments	(31,403)	(30,643)	74,777
Classified as held for sale		0
Income tax effect	22,177	(18,432)	7,184
Ending balance	(416,553)	(572,160)	(500,655)
Net gain (loss) on valuation of financial assets at FVTOCI
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(9,833)	(71,914)	(87,182)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(174,113)	115,167	(24,180)
Reclassification adjustments	(32,624)	(30,643)	43,021
Classified as held for sale		0
Income tax effect	54,048	(22,443)	(3,573)
Ending balance	₩ (162,522)	₩ (9,833)	₩ (71,914)
Explanation of transfers of cumulative gain or loss within equity of investments in equity instruments designated at fair value through other comprehensive income	The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (2,220) million Won, 946 million Won and (947) million Won are due to disposal of equity securities, equity method investments and non-current assets held for sale, respectively during the period.	The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 2,664 million won are due to disposal of equity securities during the period.	The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 29,368 million Won are due to disposal of equity securities during the period.
Changes in capital due to equity method
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	₩ (2,609)	₩ 915	₩ 302
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	3,885	(3,171)	(1,420)
Reclassification adjustments	0	0	0
Classified as held for sale		(1,691)
Income tax effect	(1,414)	1,338	2,033
Ending balance	(138)	(2,609)	915
Gain (loss) on foreign currency translation of foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(298,363)	(152,987)	(244,735)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	239,614	(152,486)	96,157
Reclassification adjustments	0	0	0
Classified as held for sale		0
Income tax effect	(5,032)	7,110	(4,409)
Ending balance	(63,781)	(298,363)	(152,987)
Remeasurement gain (loss) related to defined benefit plan
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(261,195)	(270,977)	(236,726)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	90,337	13,492	(48,244)
Reclassification adjustments	0	0	0
Classified as held for sale		0
Income tax effect	(25,086)	(3,710)	13,993
Ending balance	(195,944)	(261,195)	(270,977)
Gain (loss) on valuation of derivatives designated as cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1,386)	(5,692)	(3,869)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	6,416	4,568	(32,719)
Reclassification adjustments	1,221	0	31,756
Classified as held for sale		0
Income tax effect	(698)	(262)	(860)
Ending balance	5,553	(1,386)	(5,692)
Capital related to noncurrent assets held for sale
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,226	0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(1,306)	0
Reclassification adjustments	0	0
Classified as held for sale		1,691
Income tax effect	359	(465)
Ending balance	₩ 279	₩ 1,226	₩ 0